OTHER PAYABLES AND ACCRUED LIABILITIES (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Mar. 31, 2023 MYR (RM)
Commission payments descriptions	The eWallet is primarily for the crediting of any commission payment that falls below RM100 (or $22.70)	The eWallet is primarily for the crediting of any commission payment that falls below RM100 (or $22.70).
Comission payable	$ 22.70	RM 100	RM 100
Comission payable, threshold		100	100
Maximum [Member]
Comission payable, threshold		RM 100	RM 100